Other investments - Disclosure of detailed information about other investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Investments [Line Items]
Total	$ 74,043	$ 70,335	$ 54,268
Fair value through profit or loss (warrants and convertible instruments) [Member]
Other Investments [Line Items]
Balance - January 1	6,766	17,880
Disposals	0	(3,698)
Interest capitalized	0	2,134
Change in fair value	343	(9,748)
Foreign exchange revaluation impact	(561)	198
Balance - December 31	6,548	6,766
Fair value through other comprehensive (loss) income (common shares) [Member]
Other Investments [Line Items]
Balance - January 1	63,569	13,538
Acquisitions	0	40,000
Transfer from associates	0	5,407
Disposals	(2,448)	(21)
Change in fair value	(4,778)	4,397
Foreign exchange revaluation impact	(1,030)	248
Balance - December 31	55,313	63,569
Amortized cost (notes) [Member]
Other Investments [Line Items]
Balance - January 1	0	22,850
Repayments	(1,399)	0
Change in allowance for expected credit loss and write-offs	1,399	(22,850)
Reclassified from short-term investments	12,182	0
Balance - December 31	$ 12,182	$ 0